Cover	Nov. 09, 2026
Cover [Abstract]
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001277902
Amendment Flag	false
Written Communications	false
Document Type	8-K
Pre-commencement Tender Offer	false
Soliciting Material	false
Local Phone Number	363-4800
City Area Code	304
Entity Address, Postal Zip Code	26554-2777
Entity Tax Identification Number	20-0034461
Entity File Number	001-38314
Entity Incorporation, State or Country Code	WV
Entity Registrant Name	MVB Financial Corp
Document Period End Date	Nov. 05, 2026
Entity Address, Address Line One	301 Virginia Avenue
Entity Address, City or Town	Fairmont
Entity Address, Address Line One	WV